INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 123	$ 319
Impairment loss for damaged finished goods	0	0
Inventory, net	$ 123	$ 319